Summary of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Founder's receivable		$ 5,267	$ 5,267	$ 5,267
Other	5,675	4,616	3,311	429
Total prepaid expenses and other current assets	$ 5,675	$ 9,883	$ 8,578	$ 5,696